Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Preferential Tax Rates

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2011	2012	2013	2014	2015

Techfaith China (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Intelligent Handset Beijing (1)	7.5%	15.0%	15.0%	15.0%	15.0%
Techfaith Shanghai (1)	15.0%	15.0%	15.0%	15.0%	15.0%
One Net (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Hangzhou	12.5%	25.0%	25.0%	25.0%	25.0%
TechSoft	12.5%	12.5%	25.0%	25.0%	25.0%

(1)	The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2010 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011 and One Net renewed the HNTE status in 2013, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.

Current and Deferred Income (Loss) Tax Table

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income (loss) were as follows:

	2011	2012	2013

Current tax	$9,500	$5,531	$2,146
Deferred tax	(81)	104	—

	$9,419	$5,635	$2,146

Deferred Tax Assets and Liabilities

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,
	2012	2013

Deferred tax assets - current:
Accrued expenses	$1,186	$1,386
Product warranty provision	13	18
Allowance for doubtful accounts	101	51
Inventory provision	699	921
Less: Valuation allowance	(1,999)	(2,376)

Net deferred tax assets - current	$—	$—

Deferred tax assets - non-current:
Depreciation and amortization	$270	$1,426
Net operating loss carry forwards	5,881	4,207
Less: Valuation allowance	(6,151)	(5,633)

Net deferred tax assets non-current	$—	$—

Reconciliation of Provision Income Tax

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	2011	2012	2013

Income before income tax	$39,229	$3,790	$(825)
Tax provision at PRC enterprise income tax rate of 25%	9,807	948	(206)
Expenses not deductible for tax purposes	2,127	881	813
Preferential tax rates granted to PRC entities	(2,233)	413	94
Effect of the different income tax rates in other jurisdictions	1,096	114	345
Changes in valuation allowances	(1,378)	(3,731)	(141)
Expired operating loss carry forwards	—	7,010	1,241

	$9,419	$5,635	$2,146